Restricted Net Assets	12 Months Ended
Dec. 31, 2023
Restricted Net Assets
Restricted Net Assets

23. Restricted Net Assets

Pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises and local enterprises, the Company’s entities in the PRC must make appropriation from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of the Company.

The PRC laws and regulations permit payments of dividends by the Company’s subsidiaries and VIE incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations. In addition, the Company’s subsidiaries and VIE incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless such reserve has reached 50% of their respective registered capital. In addition, registered share capital and capital reserve accounts are also restricted from withdrawal in the PRC, up to the amount of net assets held in each subsidiary and VIE.

The appropriation to these statutory reserves by the Company’s PRC entities were nil, 78,326 and 8,952 for the years ended December 31, 2021, 2022 and 2023, respectively. The accumulated statutory reserves as of December 31, 2022 and 2023 were RMB1,072,262 and RMB1,081,214, respectively.

23. Restricted Net Assets (Continued)

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital, additional paid-in capital and the statutory reserves of the Company’s PRC subsidiaries and VIE. As of December 31, 2023, the aggregate amount of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries and VIE in the Company not available for distribution was RMB32,867,325.